Schedule IV-Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2013
Mortgage Loans on Real Estate [Abstract]
Schedule IV-Mortgage Loans on Real Estate
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE
December 31, 2013
(Dollars in Thousands)

Asset Type:	Location / Description (1)	Number	Interest Rate		Maturity Date (3)	Periodic Payment Terms (4)	Prior Liens (5)	Principal Amount(6)	Carrying Value (7)	Principal Amount of Loans Subject to Delinquent Principal or Interest (8)
			Floating(2)	Fixed
First mortgage loans:
First Mortgage - A	Pennsylvania / Office	1	7.25%	—	Sep-16	I/O	$—	$61,500	$60,648	$—
First Mortgage - B	New Jersey / Retail	1	3.09%	—	Dec-14	I/O	—	60,426	57,210	—
First Mortgage - C	California / Condo	1	8.25%	—	Oct-15	P&I	—	44,283	43,854	—
First Mortgage - D	New York / Land	1	—	11.00%	Mar-14	I/O	—	39,000	37,961	—
First Mortgage - E	California / Office	1	6.90%	—	Oct-16	I/O	—	38,750	38,407	—
First Mortgage - F	Colorado / Retail	1	6.65%	—	Apr-15	I/O	—	35,500	35,536	—
First Mortgage - G	Florida / Land	1	12.00%	—	Sep-14	I/O	—	32,025	31,234	—
Other first mortgage loans	Various / Various	10	0.00% to 18.25%	0.00% to 10.75%	Apr-14 to Sep-17		—	164,684	123,783	—
Subtotal first mortgage loans:		17						476,168	428,633	—
Subordinate interests
Subordinate interests - A	NY, NJ, CT / Office	1	—	12.00%	Dec-20	I/O	—	100,000	108,260	—
Subordinate interests - B	New York / Hotel	1	—	13.11%	May-23	I/O	—	61,750	60,773	—
Subordinate interests - C	New York / Hotel	1	10.93%	—	May-23	I/O	—	46,930	46,387	—
Other subordinate interests	Various / Various	6	6.75% to 17.17%	11.50% to 12.00%	Dec-14 to Aug-16		—	45,745	45,466	—
Subtotal subordinate interests		9					—	254,425	260,886	—
Mezzanine loans:
Other mezzanine loans	Various / Various	7	0.19% to 12.70%	0.00% to 14.50%	Jul-14 to Feb-23		—	120,215	118,081	—
Subtotal mezzanine loans		7					—	120,215	118,081	—
Term loans
Term loan - A	NY, NJ, CT / Office	2	—	12.00%	Dec-20	I/O	—	150,000	162,390	—
Term loan - B	Other / Other	1	—	14.00%	Jul-17	I/O	—	50,000	48,095	—
Other term loans	Various / Various	8	—	6.36% to 12.5%	May-15 to Jun-28		—	34,472	12,993	—
Subtotal term loans		11					—	234,472	223,478	—
Total		44					$—	$1,085,280	$1,031,078	$—
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(1)	Description of property types include condo, hotel, industrial, land, multifamily, office, retail and other.

(2)
Certain floating rate loans are subject to LIBOR floors ranging from 0.25% to 4.00%. Includes one first mortgage loan with a principal amount of $7.4 million with a spread over prime rate. All other floating rate loans are based on one-month LIBOR.

(3)	Represents initial maturity.

(4)	P&I = principal and interest; I/O = interest only.

(5)	There are no prior liens held by third-parties for individual loans greater than 3% of the total carrying value of the total loan portfolio as of December 31, 2013.

(6)	Term loans includes one revolver of $25.0 million, of which $3.5 million is outstanding as of December 31, 2013.

(7)	Individual loans each have a carrying value greater than 3% of total loans. All other loans each have a carrying value less than 3% of total loans.

(8)	There are no loans that have principal and interest delinquencies greater than 90 days.

NORTHSTAR REALTY FINANCE CORP. AND SUBSIDIARIES
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE (Continued)
December 31, 2013
(Dollars in Thousands)

Reconciliation of Carrying Value of Real Estate Debt:

	Years Ended December 31,
	2013	2012	2011
Beginning balance	$1,832,231	$1,710,582	$1,840,425
Additions:
Principal amount of new loans and additional funding on existing loans	806,138	397,058	299,405
Consolidation of CDOs(1)	—	—	138,168
Interest accretion	1,284	1,636	7,682
Acquisition cost (fees) on new loans	(4,032)	(2,949)	(5,068)
Premium (discount) on new loans	16,116	(26,014)	(50,857)
Amortization of acquisition costs, fees, premiums and discounts	28,480	95,233	88,545
Deductions:
Collection of principal	272,054	258,042	428,055
Deconsolidation of CDOs (refer to Note 3)	1,134,713	—	—
Provision for (reversal of) loan losses, net	(8,786)	23,037	52,980
Transfers to affiliates (refer to Note 10)	115,797	—	—
Taking title to collateral	135,361	62,236	126,683
Ending balance	$1,031,078	$1,832,231	$1,710,582
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(1) Represents the consolidation of the CapLease CDO in 2011.